Special Purpose Entities - Unconsolidated VIEs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Cumulative share of the earnings/(losses)	$ 129	$ 76
Total equity method investments	$ 744	843
SPV II
Schedule of Equity Method Investments [Line Items]
Ownership percentage	49.00%
SPV II | Class A Shares
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%
Distribution rate	10.00%
SPV II | Common Class B
Schedule of Equity Method Investments [Line Items]
Distribution rate	90.00%
SPV III
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Total equity method investments	$ 487	695
SPV III | Class A Shares
Schedule of Equity Method Investments [Line Items]
Distribution rate	80.00%
Distribution rate portion paid to registrant	50.00%
SPV III | Common Class B
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%
Distribution rate	20.00%
Distribution rate portion paid to registrant	100.00%
SPV IV
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Total equity method investments	$ 257	148
SPV IV | Class A Shares
Schedule of Equity Method Investments [Line Items]
Distribution rate	97.50%
SPV IV | Common Class B
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%
Distribution rate	2.50%
SPV II, SPV III and SPV IV [Member]
Schedule of Equity Method Investments [Line Items]
Cumulative share of the earnings/(losses)	$ 100	$ 200